Expense Example - Hartford Equity Premium Income ETF - Hartford Equity Premium Income ETF	Dec. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 177